Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

Note 10. Stockholders’ Equity (Deficit)

Common stock

Dividends

Holders of the Company’s Class A and  Class B common stock are not entitled to receive dividends unless declared by the Board. Any such dividends would be subject to the preferential dividend rights of the holders of the then outstanding preferred stock or any other series stock having preferential rights. Holders of the Class A and Class B common stock will share ratably, if and when any dividend is declared, out of funds legally available. There have been no dividends declared to date.

Voting rights

The holders of shares of the Class A common stock are entitled to 1 vote per share on all matters on which the shares shall be entitled to vote. The holders of shares of the Class B common stock are entitled to 20 votes per share on all matters on which the shares shall be entitled to vote. Generally, holders of all classes of common stock vote together as a single class.

Liquidation Rights

On the liquidation, dissolution, distribution of assets or winding up of the Company, each holder of Class B common stock, together with each holder of Class A common stock, will be entitled, pro rata on a per share basis, to all assets of the Company of whatever kind available for distribution to the holders of common stock, subject to the designations, preferences, limitations, restrictions and relative rights of any other class or series of preferred stock of the Company then outstanding and unless disparate or different treatment of the shares of Class A common stock and Class B common stock is approved by the affirmative vote of the holders of a majority of the outstanding shares of Class A common stock and Class B common stock, each voting separately as a class.

Other Matters

Holders of shares of Class A common stock do not have subscription, redemption or conversion rights.

Holders of Class B common stock have the right to convert shares of their Class B common stock into fully paid and non-assessable shares of Class A common stock, on a one-to-one basis, at the option of the holder at any time upon written notice to the Company. Holders of Class B common stock will have their Class B common stock automatically converted into Class A common stock, on a one-to-one basis, upon the occurrence of any of the events described below:

(1)	Any sale, assignment, transfer, conveyance, hypothecation, or other transfer or disposition, directly or indirectly, of any Class B common stock or any legal or beneficial interest in such share, whether or not for value and whether voluntary or involuntary or by operation of law (including by merger, consolidation, or otherwise), including, without limitation the transfer of a share of Class B common stock to a broker or other nominee or the transfer of, or entering into a binding agreement with respect to, voting control over such share by proxy or otherwise, other than a permitted transfer.

(2)	Upon the first date on which Dr. Rothberg, together with all other qualified stockholders, collectively cease to beneficially own at least 20% of the number of Class B common stock (as such number of shares is equitably adjusted in respect of any reclassification, stock dividend, subdivision, combination, or recapitalization of the Class B common stock) collectively beneficially owned by Dr. Rothberg and permitted transferees of Class B common stock as of the effective time of the Merger.

(3)	Upon the date specified by the affirmative vote of the holders of at least two-thirds (2/3) of the outstanding shares of Class B common stock, voting as a separate class.